Long -Term Debt - Schedule of Maturities of Long Term Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2021 (Remainder of 2021)	$ 0
2021	172,000	$ 2,853
2022		2,699
2023		31,614
2024		603
2025		603
Thereafter		56,834
Thereafter	0
Total	$ 172,000	$ 95,206